CAPITAL MANAGEMENT	6 Months Ended
Sep. 30, 2024
Capital Management
CAPITAL MANAGEMENT

NOTE 15. CAPITAL MANAGEMENT

The Company considers the items included in shareholders’ equity as capital. The Company had accounts payable and accrued liabilities of approximately $0.8 million and lease liability - current of $0.028 million as of September 30, 2024 (accounts payable and accrued liabilities of approximately $2.8 million as of March 31, 2024 and lease liability - current of $0.040 million as of March 31, 2024) and current assets of approximately $2.7 million as of September 30, 2024 (approximately $7.7 million as of March 31, 2024). The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue new business opportunities and to maintain a flexible capital structure, which optimizes the costs of capital at an acceptable risk.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets.

Nasdaq Listing Rule 5550(b)(1) requires companies listed on the Nasdaq Capital Market to maintain shareholders’ equity of at least $2.5 million for continued listing. As of September 30, 2024, shareholders’ equity attributable to the owners of the Company was approximately $1.4 million (approximately $4.0 million as of March 31, 2024). As a result, the Company is not currently in compliance with Nasdaq Listing Rule 5550(b)(1). Accordingly, the Company expects Nasdaq to notify it of such non-compliance. The Company does not anticipate that the notification will have an immediate effect on the listing of the Company’s ordinary shares on the Nasdaq Capital Market. In accordance with the Nasdaq Listing Rules, the Company expects to have 45 calendar days from the date of the notification to submit a plan to regain compliance with Nasdaq Listing Rule 5550(b)(1). If the Company’s compliance plan is accepted, it may be granted up to 180 calendar days from the date of the initial notification to evidence compliance. If the compliance plan is not accepted or the Company is otherwise unable to provide evidence of compliance within Nasdaq’s allotted timeframe, Nasdaq may take steps to delist the Company’s ordinary shares. There can be no assurance that the Company will be able to increase its shareholders’ equity in the future.

The Company is not subject to any externally imposed capital requirements and does not presently utilize any quantitative measures to monitor its capital. There have been no changes to the Company’s approach to capital management during the six months ended September 30, 2024 and 2023.